General and administrative expenses (Tables)	3 Months Ended
Jun. 30, 2020
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Occupancy	86	88	81	174	169
Rent and maintenance of IT and other equipment	79	89	79	168	167
Communication and market data services	125	124	131	248	262
Administration	1,241	1,395	1,236	2,636	2,505
of which: shared services costs charged by UBS Group AG or its subsidiaries	1,127	1,250	1,139	2,377	2,275
of which: UK and German bank levies	3	15	(32)	17	(17)
Marketing and public relations[1]	47	39	49	87	99
Travel and entertainment	23	58	87	81	164
Professional fees	143	138	173	281	329
Outsourcing of IT and other services	113	127	140	240	286
Litigation, regulatory and similar matters[2]	2	6	4	8	(4)
Other	20	18	24	38	53
Total general and administrative expenses	1,879	2,080	2,004	3,960	4,030
1 Includes charitable donations. 2 Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 15 for more information. Also includes recoveries from third parties (second quarter of 2020: USD 0 million; first quarter of 2020: USD 1 million; second quarter of 2019: USD 1 million).